Income Tax	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
Income Tax

8. Income Taxes

The Company’s effective income tax rates were 9.0% and (21.1)% for the three months ended September 30, 2020 and 2019, respectively. The fluctuation in the effective rates during the three months ended September 30, 2020 and 2019 is caused by variations in the Company’s estimated annual effective tax rate from the respective previous quarters as well as changes in the income (loss) before income taxes in those periods.

The Company’s effective income tax rates were 27.6% and 11.0% for the nine months ended September 30, 2020 and 2019, respectively. The fluctuation in the effective rates during the nine months ended September 30, 2020 and 2019 is primarily due to changes in the mix of loss before income taxes in the U.S. and foreign countries and a reduction in tax expense in the current year due to differences in final Tax Cuts and Jobs Act regulations with respect to Global Intangible Low-taxed Income and foreign taxes which were partially offset by the tax effects of fair value adjustment of contingent consideration from stock acquisitions in the prior year. The effective rate for the nine months ended September 30, 2020 and 2019 also varied from the federal statutory rate of 21.0% primarily due to the impact of state income taxes, foreign earnings taxed at lower rates, non-deductible book expenses, and tax credits.

The Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), signed into law on March 27, 2020, has resulted in significant changes to the U.S. federal corporate tax law. The CARES Act permits employers to defer the payments of the employer share of social security taxes due for the period beginning March 27, 2020 and ending December 31, 2020. Of the amounts deferred, 50% are required to be paid by December 31, 2021 and the remaining 50% are required to be paid by December 31, 2022. The Company began deferring payment of the employer share of the security taxes in April 2020. As of September 30, 2020, the Company had deferred $30.8 million of such taxes, which are classified as Other long-term liabilities in the condensed consolidated balance sheets.

The Company expects to defer its share of such taxes through December 31, 2020.

15. Income Taxes

The (benefit from) provision for income taxes is as follows:

	Year Ended December 31,
	2019	2018	2017
(in thousands)
Current tax expense
Federal	$45,874	$21,399	$52,748
State	11,311	11,742	9,656
Foreign	12,231	12,140	5,888

Total current tax expense	69,416	45,281	68,292

Deferred tax (benefit) expense
Federal	(53,314)	(164,208)	(421,919)
State	(11,055)	(48,653)	(9,800)
Foreign	(3,694)	(754)	4,621

Total deferred tax benefit	(68,063)	(213,615)	(427,098)

Total provision for (benefit from) income taxes	$1,353	$(168,334)	$(358,806)

A reconciliation of the provision for taxes based on the federal statutory income tax rate attributable to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2019	2018	2017
Statutory U.S. rate	21.0%	21.0%	35.0%
State tax, net of federal tax benefit	(1.1)%	2.2%	(0.3)%
Foreign tax, net of federal tax benefit	(13.9)%	(0.4)%	12.8%
Goodwill impairment	—	(10.4)%	—
Global Intangible Low Taxed Income	(8.3)%	(0.2)%	—
Toll charge	—	—	29.9%
Transaction expenses	(5.4)%	(0.1)%	10.8%
Equity-based compensation	(1.5)%	0.2%	6.7%
Meals and entertainment	(11.1)%	(0.2)%	6.4%
Canada dividend withholding tax	(0.7)%	—	5.9%
Contingent consideration fair value adjustment	7.1%	0.7%	5.3%
Non-deductible expenses	(4.6)%	—	4.9%
Employee parking	(0.9)%	—	—
Return to provision on permanent differences	8.2%	0.1%	0.2%
Work opportunity tax credit	3.3%	—	(1.3)%
Research and development credit	4.0%	—	(0.6)%
Foreign rate differential	(3.5)%	—	(5.3)%
Federal rate change	—	(0.1)%	(1,337.7)%

Effective tax rate	(7.4)%	12.8%	(1,227.3)%

The geographic components of (loss) income before income taxes are as follows:

	Year Ended December 31,
	2019	2018	2017
(in thousands)
U.S. sources	$(32,893)	$(1,347,770)	$13,605
Non-U.S. sources	14,490	28,213	15,631

(Loss) income before income taxes	$(18,403)	$(1,319,557)	$29,236

Net deferred tax liabilities consist of the following:

	December 31,
(in thousands)	2019	2018
Deferred tax assets
Accrued liabilities	$70,420	$65,024
Interest expense	49,586	21,805
Transaction expenses	5,325	4,585
Net operating losses	7,671	7,015
Deferred rent	6,354	2,863
Acquired intangibles, including goodwill	2,292	2,309
Insurance reserves	2,403	1,356
Depreciation	93	650
Other	2,305	4,875

Total deferred tax assets	146,449	110,482

Deferred tax liabilities
Acquired intangibles including goodwill	636,245	661,991
Restructuring expenses	6,857	8,561
Unrealized transactions	990	3,218
Other	2,922	3,055

Total deferred tax liabilities	647,014	676,825

Less: deferred income tax asset valuation allowances	(5,570)	(5,026)

Net deferred tax liabilities	$506,135	$571,369

	December 31,
(in thousands)	2019	2018
Reported as:
Noncurrent deferred tax asset	$227	$59
Noncurrent deferred tax liability	506,362	571,428

Net deferred tax liabilities	$506,135	$571,369

After the Tax Reform Act was signed into law in December 2017, the SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) which provides guidance on accounting for the tax effects of the Tax Reform Act. SAB 118 provides a measurement period that should not extend beyond one year from the Tax Reform Act enactment date for companies to complete the accounting under ASC 740, Income taxes.

In accordance with SAB 118, the Company made a provisional assessment of the impact of the Tax Reform Act on the consolidated financial statements for the year ended December 31, 2017. It included the re-measurement of U.S. net deferred tax liabilities from the 35% to 21% tax rate and the deemed repatriation tax on undistributed foreign earnings. In January 2018, the FASB issued guidance stating that a company must make an accounting policy election of either (i) treating taxes due on future U.S. inclusions in taxable income related to Global Intangible Low-Taxed Income (“GILTI”) as a current-period expense when incurred (the “period cost method”) or (ii) factoring such amounts into a company’s measurement of its deferred taxes (the “deferred method”). The Company has elected the period cost method with respect to reporting taxes due on GILTI income inclusions.

During 2018, the Company finalized the accounting for the enactment of the Tax Reform Act, with an immaterial adjustment to the amount recorded in the year of enactment.

The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), signed into law on March 27, 2020, has resulted in significant changes to the U.S. federal corporate tax law. Additionally, several state and foreign jurisdictions in which we operate have enacted legislation that complies with or is incremental to the changes included in the CARES Act. As the enactment dates are after the reporting period, the effects of the changes have not been included in the Company’s consolidated financial statements. Some of the changes including an increase of the limitation on interest expense deductibility could have a material impact to the Company’s current and deferred income tax expense as reported at December 31, 2019. The Company is still evaluating the impact and the finalization will be dependent upon further analysis.

The Company held cash and cash equivalents in foreign subsidiaries of $59.3 million and $42.5 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019, and 2018, the undistributed earnings of the Company’s foreign subsidiaries are $92.6 million and $76.4 million, respectively.

The Company has not recorded a deferred tax liability related to undistributed earnings of its foreign subsidiaries as of December 31, 2019, except for a $1.1 million of deferred tax liability recorded as of December 31, 2019 for unremitted earnings in Canada with respect to which the Company no longer has an indefinite reinvestment assertion. Taxes have not been provided on the remaining $65.2 million of undistributed foreign earnings. The determination of any incremental tax liability associated with these earnings is not practicable due to the complexity of local country withholding rules and interactions with tax treaties, foreign exchange considerations, and the diversity of state income tax treatment with respect to actual distributions.

The Company evaluates its deferred tax assets, including a determination of whether a valuation allowance is necessary, based upon its ability to utilize the assets using a more likely than not analysis. Deferred tax assets are only recorded to the extent that they are realizable based upon past and future income. As a result of the evaluation, the Company established a valuation allowance of $5.6 million and $5.0 million on its foreign affiliates’ deferred tax assets as of December 31, 2019 and 2018, respectively.

As of December 31, 2019, the Company had the following net operating loss carryforwards (“NOLs”): $6.8 million federal, $8.3 million state, and $22.2 million foreign. The federal and state NOLs expire between 2035 and 2037, $4.1 million of the foreign NOLs expire between 2024 and 2029 and the remaining $18.1 million of the foreign NOLs carry forward indefinitely.

As of December 31, 2018, the Company had the following NOLs: $8.2 million federal, $8.3 million state, and $21.0 million foreign. The federal and state NOLs expire between 2035 and 2037, $3.6 million of the foreign NOLs expire between 2019 and 2027 and the remaining $17.4 million of the foreign NOLs carry forward indefinitely.

Predecessor Company
Income Tax

Note 8 — Income Tax

The Company’s provision for income tax consists of the following:

For the Period From May 2, 2019 (inception) through December 31, 2019

Current:
Federal	$730,672
State	—
Deferred:
Federal	58,712
State	—
Change in valuation allowance	(58,712)

Income tax expense	$730,672

The Company’s net deferred tax assets are as follows:

December 31, 2019
Deferred tax asset:
Startup / organizational costs	58,712

Total deferred tax assets	58,712
Valuation allowance	(58,712)

Deferred tax asset, net of allowance	$—

In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. The Company considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment.

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the period from May 2, 2019 (inception) through December 31, 2019 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	1.8%

Effective income tax rate	22.8%